Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2023

Shares			Value
	INVESTMENT COMPANIES - 99.0%
	Exchange Traded Funds - 99.0%
271,609	Communication Services Select Sector SPDR Fund		$18,396,078
303	Consumer Staples Select Sector SPDR Fund		22,046
304,447	Energy Select Sector SPDR Fund		27,071,427
198,224	Invesco QQQ Trust Series 1		74,926,690
544,595	Invesco S&P 500 Equal Weight ETF (a)		81,645,682
1,089,441	iShares Core MSCI EAFE ETF		72,894,497
137,708	iShares Core S&P Mid-Cap ETF (a)		36,396,224
271,460	iShares Core S&P Small-Cap ETF		27,357,739
1,189,235	iShares Edge MSCI USA Quality Factor ETF		165,731,790
342,211	iShares Latin America 40 ETF (a)		8,935,129
632	iShares MSCI EAFE ETF		45,207
501	iShares MSCI Eurozone ETF		22,460
507	iShares MSCI India ETF		22,293
754,940	iShares MSCI Japan ETF (a)		46,534,502
605,204	iShares MSCI USA Minimum Volatility ETF		45,317,676
466	iShares MSCI USA Momentum Factor ETF		68,595
192	iShares U.S. Aerospace & Defense ETF		22,305
874	Pacer US Cash Cows 100 ETF		44,504
1,053,511	SPDR Portfolio Emerging Markets ETF (a)		36,156,498
2,081,103	SPDR Portfolio S&P 500 Growth ETF		130,068,937
1,047,883	SPDR Portfolio S&P 500 Value ETF		45,551,474
746	SPDR S&P Regional Banking ETF		33,242
297	VanEck Semiconductor ETF (a)		46,397
325,161	WisdomTree Japan Hedged Equity Fund		27,980,104
1,084,922	WisdomTree U.S. Quality Dividend Growth Fund		72,733,171
	TOTAL INVESTMENT COMPANIES (Cost - $877,652,890)		918,024,667

Contracts		Notional Value
	PURCHASED OPTIONS - 0.0% (b)(c)(d)
	PURCHASED PUT OPTIONS - 0.0%
	SPDR S&P 500 ETF Trust
2,000	Expiration: September 2023, Exercise Price: $430	$90,070,000	87,000
	TOTAL PURCHASED OPTIONS (Cost - $560,650)		87,000
Shares
	SHORT TERM INVESTMENTS - 1.0%
	Money Market Funds - 1.0%
8,805,885	First American Treasury Obligations Fund, Class X, 5.26% (e)		8,805,885
	TOTAL SHORT TERM INVESTMENTS (Cost - $8,805,885)		8,805,885

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.2%
94,630,844	First American Government Obligations Fund, Class X, 5.18% (e)		94,630,844
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $94,630,844)		94,630,844

	TOTAL INVESTMENTS - 110.2% (Cost - $981,650,269)		1,021,548,396
	Liabilities in Excess of Other Assets - (10.2)%		(94,462,357)
	NET ASSETS - 100.0%		$927,086,039

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of August 31, 2023.
(b) Rounds to less than 0.1%
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Non-income producing security.
(e) Interest rate reflects the seven-day yield on August 31, 2023.